Note 8 - Net Loss Per Share	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Six months ended June 30,
	2016	2017
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	$(5,389)	$(60,737)

Denominator:
Weighted average number of ordinary shares outstanding —basic and diluted	15,750,000	19,916,446

Net loss per share —basic and diluted	$(0.34)	$(3.05)

The effects of restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the six
months ended
June 30, 2017.